Net Loss Per Share (Details) - USD ($)	3 Months Ended	4 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2020	Jun. 11, 2021	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2022	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Net (loss) income from continuing operations		$ (50,439,000)	$ (89,754,000)	$ 2,929,958,000	$ (58,746,000)			$ (730,729,000)
Net income (loss) from discontinued operations		1,175,000	(3,968,000)	(165,946,000)	11,940,000			(118,476,000)
Net (loss) income		(49,264,000)	(93,722,000)	$ 2,764,012,000	$ (46,806,000)			$ (849,205,000)
Weighted average common shares outstanding:
Weighted average common shares outstanding - Basic				100,100	133,143,000			100,100
Weighted average common shares outstanding - Diluted				100,100	133,143,000			100,100
Net loss for Class - Continuing operations		(50,439,000)	(89,754,000)	$ 2,929,958,000	$ (58,746,000)			$ (730,729,000)
Net loss for Class - Discontinued operations		$ 1,175,000	$ (3,968,000)	$ (165,946,000)	$ 11,940,000			$ (118,476,000)
Financial Designation, Predecessor and Successor [Fixed List]	Predecessor	Predecessor	Predecessor	Predecessor	Successor	Successor	Predecessor	Predecessor
(Loss) income per share:
Basic - Continuing operations				$ 29,270.31	$ (0.44)			$ (7,299.99)
Diluted - Continuing operations				29,270.31	(0.44)
Basic - Discontinued operations				(1,657.80)	0.09			(1,183.58)
Diluted - Discontinued operations				(1,657.80)	0.09			(1,183.58)
Net loss per share - Basic				27,612.51	(0.35)			(8,483.57)
Net loss per share - Diluted				$ 27,612.51	$ (0.35)			$ (8,483.57)
Class A Common Stock
Net (loss) income from continuing operations		$ (48,421,000)	$ (86,164,000)
Net income (loss) from discontinued operations		$ 1,128,000	$ (3,809,000)
Weighted average common shares outstanding:
Weighted average common shares outstanding - Basic		3,840,000	3,840,000
Weighted average common shares outstanding - Diluted		3,840,000	3,840,000
Net loss for Class - Continuing operations		$ (48,421,000)	$ (86,164,000)
Net loss for Class - Discontinued operations		1,128,000	(3,809,000)
Gain (loss) on modifications of terms of participation rights held by other shareholders and warrants			(5,900,000)
Net Income (Loss) attributable to Class		$ (47,293,000)	$ (95,873,000)
(Loss) income per share:
Basic - Continuing operations		$ (12.61)	$ (23.98)
Diluted - Continuing operations		(12.61)	(23.98)
Basic - Discontinued operations		0.29	(0.99)
Diluted - Discontinued operations		0.29	(0.99)
Net loss per share - Basic		(12.32)	(24.97)
Net loss per share - Diluted		$ (12.32)	$ (24.97)
Class B Common Stock
Net (loss) income from continuing operations		$ (2,018,000)	$ (3,590,000)
Net income (loss) from discontinued operations		$ 47,000	$ (159,000)
Weighted average common shares outstanding:
Weighted average common shares outstanding - Basic		160,000	160,000
Weighted average common shares outstanding - Diluted		160,000	160,000
Net loss for Class - Continuing operations		$ (2,018,000)	$ (3,590,000)
Net loss for Class - Discontinued operations		47,000	(159,000)
Gain (loss) on modifications of terms of participation rights held by other shareholders and warrants			5,900,000
Net Income (Loss) attributable to Class		$ (1,971,000)	$ 2,151,000
(Loss) income per share:
Basic - Continuing operations		$ (12.61)	$ 14.43
Diluted - Continuing operations		(12.61)	14.43
Basic - Discontinued operations		0.29	(0.99)
Diluted - Discontinued operations		0.29	(0.99)
Net loss per share - Basic		(12.32)	13.44
Net loss per share - Diluted		$ (12.32)	$ 13.44